Related party transactions - Summary of detailed information about remuneration paid to related parties (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related party transactions [abstract]
Directors fees	$ 157	$ 132	$ 142
Salaries and benefits	681	588	1,143
Share-based compensation	$ 519	$ 321	$ 461